CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details 4) (CNY) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Other comprehensive loss, tax	0	0	0
Parent company
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Other comprehensive loss, tax	0	0	0